RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements
Schedule of restatement on each financial statement

	As Previously Reported	Adjustment	As Restated
Balance Sheet at November 3, 2020
Warrant Liability	$—	$15,380,000	$15,380,000
Common stock subject to possible redemption	94,117,880	(15,380,000)	78,737,880
Common stock	406	152	558
Additional paid-in capital	5,000,060	853,681	5,853,741
Accumulated deficit	$(461)	$(853,833)	$(854,294)

Balance Sheet at December 31, 2020
Warrant Liability	$—	$12,372,000	$12,372,000
Common stock subject to possible redemption,	108,540,654	(12,372,000)	96,168,654
Common stock	418	122	540
Additional paid-in capital	5,202,273	(4,295,232)	907,041
Retained earnings (accumulated deficit)	$(202,686)	$4,295,110	$4,092,424

Statement of Income for the period from August 20, 2020 (inception) through December 31, 2020
Warrant issuance costs	$—	$(973,090)	$(973,090)
Unrealized gain on change in fair value of warrants	—	5,268,200	5,268,200
Net (loss) income	$(202,686)	$4,295,110	$4,092,424
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,063,751	(664,066)	3,399,685
Basic and diluted net income per share	$0.00	(0.00)	0.00
Basic and diluted weighted average shares outstanding, common stock	3,982,640	664,066	4,646,706
Basic and diluted net (loss) income per share	$(0.05)	$0.93	$0.88

Statement of Cash Flows for the period from August 20, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$(202,686)	$4,295,110	$4,092,424
Unrealized gain on change in fair value of warrants	—	(5,268,200)	(5,268,200)
Warrant issuance costs	—	973,090	973,090